SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2019
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

7.      SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

Selling, general and administrative expenses for the years ended December 31, 2019, 2018 and 2017 comprised the following:

	2019	2018	2017
Salaries and social contributions	51,091	44,932	43,239
Advertising and marketing expenses	10,931	9,288	7,882
General and administrative expenses	7,723	7,703	7,957
Universal service fund	3,587	3,535	3,462
Cash collection commission	3,504	3,660	3,613
Dealers commission	3,081	2,760	5,798
Utilities and maintenance	2,809	2,821	9,297
Consulting expenses	2,652	1,980	1,905
Taxes other than income tax	2,490	3,766	3,676
Billing and data processing	857	978	1,041
Other	2,071	2,004	2,479
Total	90,796	83,427	90,349